PREPAID EXPENSES AND OTHER CURRENT ASSETS - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 287,785	$ 468,495
Deferred offering cost	221,580	0
Other prepaid and current assets	43,669	151,268
Total prepaid expenses and other current assets	$ 553,034	$ 619,763